Derivatives and Fair Value of Financial Instruments - Fair Value of Investments and Long-Term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Amortized Cost
Schedule of amortized cost and estimated fair values of investments and long term debt
Short-term investments, available-for-sale		$ 81
Short-term investments, trading debt securities	$ 1,236	1,188
Long-term debt	516	522
Fair Value
Schedule of amortized cost and estimated fair values of investments and long term debt
Short-term investments, available-for-sale		81
Short-term investments, trading debt securities	1,277	1,173
Long-term debt	$ 516	$ 522